VARIABLE INTEREST ENTITY (VIEs) - Summary of Sale and Leaseback Arrangements (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
		May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Interest Expense	[1]				$ 66,938	$ 61,632	$ 47,335
Debt, Long-term and Short-term, Combined Amount					1,374,710	1,331,112
Net Cash Provided by (Used in) Financing Activities					(128,961)	(271,276)	$ (113,327)
Golar Eskimo | Eskimo SPV Agreement
Variable Interest Entity [Line Items]
Debt, Long-term and Short-term, Combined Amount					232,931	254,070
Net Cash Provided by (Used in) Financing Activities					21,100	254,100
Eskimo SPV [Member]
Variable Interest Entity [Line Items]
Interest Expense					8,000	$ 800
Variable Interest Entity, Primary Beneficiary | Golar Eskimo | Eskimo SPV Agreement
Variable Interest Entity [Line Items]
Sales value					285,000
First repurchase option					225,800
Repurchase obligation at end of lease term					128,300
Variable Interest Entity, Primary Beneficiary | Golar Tundra [Member] | Tundra SPV Agreement
Variable Interest Entity [Line Items]
Sales value				$ 254,600
Variable Interest Entity, Primary Beneficiary | Golar Tundra [Member] | CMBL Lessor Agreement
Variable Interest Entity [Line Items]
Sales value					254,600
First repurchase option					194,100
Repurchase obligation at end of lease term					$ 114,600
Golar Tundra [Member] | Golar
Variable Interest Entity [Line Items]
Business Combination, Consideration Transferred		$ 330,000	$ 330,000
Golar Tundra [Member] | West Africa Gas Limited
Variable Interest Entity [Line Items]
Duration of Charter					5 years

[1]	There is no tax impact on any of the periods presented.